UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: April 30, 2007

Date of reporting period: October 31, 2006

Burton L. Raimi
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Reports to Stockholders

Semi-Annual report dated October 31, 2006

American Funds®

The right choice for the long term®

Washington Mutual Investors Fund

Washington Mutual Investors Fund

Semi-annual report for the six months ended October 31, 2006

Washington Mutual Investors FundSM seeks to provide income and growth of principal through investments in quality common stocks.

This Fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Fund results shown (unless otherwise indicated) are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Current and future results may be lower or higher than those shown. For current information and month-end results, visit americanfunds.com. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+6.27%	+6.40%	+9.41%

The total annual Fund operating expense ratio was 0.60% for Class A shares as of the most recent fiscal year-end. This figure does not reflect any fee waiver. The actual expense ratio, which reflects the fee waivers described below, was lower.

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights table on pages 20 to 23 for details.

Results for other share classes can be found on the inside back cover.

There are several ways to invest in Washington Mutual Investors Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans,have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Fund. As a result, dividends and investment results will differ for each share class.

Fellow shareholders:

The U.S. economy has, by most indicators, performed well during this reporting period, as has the U.S. stock market. By late June, the Federal Reserve had raised the federal funds rate to 5.25%, and the rate of growth in the economy slowed during the second and third quarters of the year. That slowdown appears to have led the Federal Reserve to ease its policy of systematic rate increases and to hold the federal funds rate steady at 5.25% through the fall. The stock market reacted well to these developments. The unmanaged Standard & Poor’s 500 Composite Index rose from its low point on June 13 through October 31 by 12.6%, excluding dividends.

While oil prices had risen rather dramatically, they have fallen back 25% this year. Consumer spending has remained strong despite higher gasoline prices and a significant slowdown in the housing market. Unemployment remains low, and corporate profits continue to be strong. Operating earnings of U.S. corporations, as measured by the S&P 500, posted an unprecedented 18th straight quarter of double-digit (year-over-year) gains for the calendar quarter ended September 30, 2006, and during this period set another all time high quarterly earnings rate for the index. Nonetheless, the level of future economic growth and inflation remain uncertain. Accordingly, it is particularly difficult to predict the future course of Federal Reserve interest rate policy.

Against this backdrop, and in combination with recent enthusiasm in the market for large capitalization issues, Washington Mutual Investors Fund produced solid investment results. For the six months ended October 31, 2006, Washington Mutual’s total return, with dividends reinvested, was 7.5%, compared with the S&P 500’s total return of 6.1%. Over longer periods, your Fund showed the following results:
Average annual total returns for periods ended October 31, 2006
	1 year	5 years	10 years	Lifetime*
Washington Mutual	+18.3%	+8.4%	+10.0%	+12.8%
S&P 500	+16.3%	+7.2%	+8.6%	+11.4%
*Since the Fund’s inception on July 31, 1952.

Washington Mutual continues to focus its investments on well-managed companies that have produced solid returns with a proven record of paying dividends. During the six-month period, 44 (or 32%) of the Fund’s holdings increased their dividends.

The Fund’s largest concentration of holdings continues to be in financials, followed by industrials, health care, energy and consumer discretionary, unchanged from what was reported to you at April 30, 2006.

Looking at changes to individual holdings during the period, the Fund reflects six new holdings in the portfolio: AFLAC, Baxter International, Constellation Energy Group, Embarq, Maxim Integrated Products and SYSCO. Fourteen companies were eliminated from the Fund: Albertson’s, American Express, Ashland, Deluxe, Dover, Federated Department Stores, Gap, General Motors, Genuine Parts, Hartford Financial Services, National City, Nike, Pinnacle West Capital and Puget Sound Energy.

Among the largest gainers that benefited investment results were BellSouth (+34%), AT&T (+31%) and Microsoft (+19%) — all three companies ranked among the Fund’s 20 largest holdings. Detracting from investment results were Sprint Nextel (-25%), Caterpillar (-20%) and Weyerhaeuser (-10%). None of the 20 largest holdings in the Fund ranked among the 20 lowest performers during the period.

Charles A. Bowsher, who was elected an independent director of the Fund in 2001, has reached our mandatory retirement age and will retire this month. We wish to thank Mr. Bowsher for his leadership and many contributions to the Fund and its shareholders.

As always, we are pleased to hear your comments and questions.
Cordially,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President of the Fund

December 11, 2006

For current information about the Fund, visit americanfunds.com.

Investment portfolio October 31, 2006                                                                                                                                                                                                                     unaudited
Industry sector holdings	Percent of net assets	Ten largest holdings	Percent of net assets
Financials	21.70%	General Electric	3.31%
Industrials	12.93	Chevron	3.12
Health care	11.88	ExxonMobil	2.81
Energy	10.55	JPMorgan Chase	2.77
Consumer discretionary	8.30	Citigroup	2.60
Information technology	8.21	AT&T	2.41
Consumer staples	7.14	Bank of America	2.24
Telecommunication services	6.50	IBM	2.04
Utilities	5.39	United Parcel Service	2.01
Materials	3.10	Fannie Mae	1.93
Miscellaneous	.46
Short-term securities & other assets less liabilities	3.84

Common stocks — 96.16%
	Shares	Market value (000)	Percent of net assets
Energy — 10.55%
Apache Corp.	4,000,000	$ 261,280.31%
Baker Hughes Inc.	3,210,000	221,650.27
Chevron Corp.	38,529,800	2,589,202	3.12
ConocoPhillips	14,300,000	861,432	1.04
EOG Resources, Inc.	7,005,000	466,043.56
Exxon Mobil Corp.	32,626,600	2,330,192	2.81
Halliburton Co.	8,600,000	278,210.34
Marathon Oil Corp.	12,562,612	1,085,410	1.31
Schlumberger Ltd.	10,320,800	651,036.79
		8,744,455	10.55

Materials — 3.10%
Air Products and Chemicals, Inc.	4,000,000	278,680.34
Alcoa Inc.	19,300,000	557,963.67
E.I. du Pont de Nemours and Co.	13,700,000	627,460.76
MeadWestvaco Corp.	1,200,000	33,024.04
PPG Industries, Inc.	6,074,700	415,509.50
Temple-Inland Inc.	1,400,000	55,216.07
Weyerhaeuser Co.	9,450,000	600,926.72
		2,568,778	3.10

Industrials — 12.93%
3M Co.	4,470,000	352,415.43
Avery Dennison Corp.	1,700,000	107,338.13
Boeing Co.	10,200,000	814,572.98
Caterpillar Inc.	4,500,000	273,195.33
Deere & Co.	4,888,100	416,124.50
Eaton Corp.	1,200,000	86,916.11
Emerson Electric Co.	1,700,000	143,480.17

Fluor Corp.	536,500	$ 42,078.05%
General Dynamics Corp.	2,950,000	209,745.25
General Electric Co.	78,250,000	2,747,358	3.31
Illinois Tool Works Inc.	5,700,000	273,201.33
Ingersoll-Rand Co. Ltd., Class A	3,400,000	124,814.15
Lockheed Martin Corp.	3,750,000	325,987.40
Northrop Grumman Corp.	11,150,000	740,248.89
Pitney Bowes Inc.	6,014,900	280,956.34
R.R. Donnelley & Sons Co.	6,337,300	214,581.26
Raytheon Co.	4,000,000	199,800.24
Southwest Airlines Co.	7,500,000	112,725.14
Tyco International Ltd.	19,940,000	586,834.71
Union Pacific Corp.	1,400,000	126,882.15
United Parcel Service, Inc., Class B	22,122,900	1,666,961	2.01
United Technologies Corp.	13,210,000	868,161	1.05
		10,714,371	12.93

Consumer discretionary — 8.30%
Best Buy Co., Inc.	11,275,000	622,944.75
Carnival Corp., units	13,300,000	649,306.78
Gannett Co., Inc.	3,250,000	192,205.23
Harley-Davidson, Inc.	5,300,000	363,739.44
Home Depot, Inc.	8,000,000	298,640.36
Johnson Controls, Inc.	4,365,000	355,922.43
Limited Brands, Inc.	19,887,000	586,070.71
Lowe’s Companies, Inc.	51,400,000	1,549,196	1.87
McDonald’s Corp.	7,000,000	293,440.35
ServiceMaster Co.	9,400,000	106,502.13
Target Corp.	20,150,000	1,192,477	1.44
TJX Companies, Inc.	9,500,000	275,025.33
VF Corp.	3,800,000	288,838.35
Walt Disney Co.	3,500,000	110,110.13
		6,884,414	8.30

Consumer staples — 7.14%
Avon Products, Inc.	14,290,000	434,559.52
Coca-Cola Co.	19,305,000	901,930	1.09
ConAgra Foods, Inc.	4,000,000	104,600.13
General Mills, Inc.	6,700,000	380,694.46
H.J. Heinz Co.	4,732,400	199,518.24
Kellogg Co.	7,200,000	362,232.44
Kimberly-Clark Corp.	11,050,000	735,046.89
PepsiCo, Inc.	10,912,500	692,289.84
Procter & Gamble Co.	1,583,100	100,353.12
Sara Lee Corp.	4,125,000	70,537.08
SYSCO Corp.	2,500,000	87,450.11
Unilever NV (New York registered)	6,000,000	145,200.17
Walgreen Co.	9,000,000	393,120.47
Wal-Mart Stores, Inc.	26,550,000	1,308,384	1.58
		5,915,912	7.14

Health care — 11.88%
Abbott Laboratories	26,420,000	$ 1,255,214	1.51%
Aetna Inc.	3,965,000	163,437.20
Amgen Inc.[1]	3,761,000	285,498.35
Baxter International Inc.	420,330	19,323.02
Becton, Dickinson and Co.	1,480,000	103,644.13
Bristol-Myers Squibb Co.	58,255,000	1,441,811	1.74
Cardinal Health, Inc.	8,850,000	579,233.70
CIGNA Corp.	1,090,000	127,508.15
Eli Lilly and Co.	23,145,000	1,296,351	1.56
Johnson & Johnson	6,900,000	465,060.56
McKesson Corp.	2,500,000	125,225.15
Medtronic, Inc.	14,914,800	726,053.88
Merck & Co., Inc.	27,540,000	1,250,867	1.51
Pfizer Inc	44,380,500	1,182,740	1.43
Wyeth	16,150,000	824,135.99
		9,846,099	11.88

Financials — 21.70%
AFLAC Inc.	2,052,375	92,193.11
Allstate Corp.	7,068,300	433,711.52
American International Group, Inc.	11,220,100	753,654.91
Aon Corp.	3,150,000	109,588.13
Bank of America Corp.	34,430,000	1,854,744	2.24
Bank of New York Co., Inc.	19,770,000	679,495.82
Citigroup Inc.	43,046,000	2,159,187	2.60
Fannie Mae	26,970,000	1,598,242	1.93
Freddie Mac	11,440,000	789,246.95
HSBC Holdings PLC (ADR)	9,272,000	885,198	1.07
J.P. Morgan Chase & Co.	48,431,000	2,297,567	2.77
Lincoln National Corp.	7,450,000	471,659.57
Marsh & McLennan Companies, Inc.	25,261,000	743,684.90
SLM Corp.	2,250,000	109,530.13
St. Paul Travelers Companies, Inc.	8,720,000	445,854.54
State Street Corp.	1,500,000	96,345.12
SunTrust Banks, Inc.	4,500,000	355,455.43
U.S. Bancorp	11,150,000	377,316.45
Wachovia Corp.	12,375,000	686,812.83
Washington Mutual, Inc.	32,500,000	1,374,750	1.66
Wells Fargo & Co.	41,460,000	1,504,583	1.82
XL Capital Ltd., Class A	2,370,000	167,204.20
		17,986,017	21.70

Information technology — 8.21%
Applied Materials, Inc.	11,500,000	199,985.24
Automatic Data Processing, Inc.	6,810,000	336,686.41
Dell Inc.[1]	3,000,000	72,990.09
Electronic Data Systems Corp.	2,400,000	60,792.07
First Data Corp.	1,410,000	34,193.04

Hewlett-Packard Co.	21,890,000	$ 848,019	1.02%
Intel Corp.	34,938,438	745,586.90
International Business Machines Corp.	18,275,000	1,687,331	2.04
Linear Technology Corp.	7,365,000	229,199.28
Maxim Integrated Products, Inc.	3,725,000	111,787.14
Microsoft Corp.	48,890,000	1,403,632	1.69
Oracle Corp.[1]	42,341,943	782,056.94
Texas Instruments Inc.	8,235,300	248,541.30
Xilinx, Inc.	1,740,000	44,387.05
		6,805,184	8.21

Telecommunication services — 6.50%
AT&T Inc.	58,375,000	1,999,344	2.41
BellSouth Corp.	33,400,000	1,506,340	1.82
Embarq Corp.	1,837,500	88,843.11
Sprint Nextel Corp., Series 1	52,089,360	973,550	1.17
Verizon Communications Inc.	22,270,000	823,990.99
		5,392,067	6.50

Utilities — 5.39%
Ameren Corp.	2,100,000	113,610.14
American Electric Power Co., Inc.	7,100,000	294,153.36
Constellation Energy Group, Inc.	750,000	46,800.06
Dominion Resources, Inc.	9,710,000	786,413.95
Duke Energy Corp.	8,200,000	259,448.31
Entergy Corp.	2,386,000	204,790.25
Exelon Corp.	15,575,000	965,338	1.16
FirstEnergy Corp.	4,070,300	239,537.29
FPL Group, Inc.	11,758,000	599,658.72
NiSource Inc.	2,500,000	58,175.07
PPL Corp.	4,600,000	158,792.19
Progress Energy, Inc.	1,150,000	52,900.06
Public Service Enterprise Group Inc.	5,050,000	308,303.37
Southern Co.	8,000,000	291,200.35
Xcel Energy Inc.	4,000,000	88,280.11
		4,467,397	5.39

Miscellaneous — 0.46%
Other common stocks in initial period of acquisition		378,335.46

Total common stocks (cost: $56,616,194,000)		79,703,029	96.16

Short-term securities — 3.54%	Principal amount (000)	Market value (000)	Percent of net assets

3M Co. 5.19%-5.21% due 11/27-12/11/2006	$ 49,500	$ 49,259.06%
Bank of America Corp. 5.23% due 12/20/2006-1/5/2007	69,200	68,606	>	.18
Ranger Funding Co. LLC 5.24%-5.25% due 12/4-12/19/2006[2]	84,200	83,677
Bank of New York Co., Inc. 5.21% due 11/2/2006	25,000	24,993.03
Becton, Dickinson and Co. 5.21% due 12/12/2006	12,833	12,755.02
CAFCO, LLC 5.23% due 1/10/2007[2]	43,300	42,856	>	.14
Citigroup Funding Inc. 5.26% due 11/3/2006	75,000	74,967
Chevron Funding Corp. 5.21% due 11/14/2006	73,500	73,352.09
CIT Group, Inc. 5.24% due 2/1/2007[2]	21,300	21,013.03
Clipper Receivables Co., LLC 5.23%-5.28% due 11/8/2006-1/4/2007[2]	150,125	149,624.18
Coca-Cola Co. 5.19%-5.21% due 11/13-12/11/2006[2]	47,500	47,311.06
Concentrate Manufacturing Co. of Ireland 5.20% due 11/6/2006[2]	40,100	40,065.05
Edison Asset Securitization LLC. 5.23% due 12/13/2006[2]	25,000	24,850	>	.09
General Electric Co. 5.24% due 12/28/2006	50,000	49,599
E.I. duPont de Nemours and Co. 5.19%-5.20% due 11/20-12/5/2006[2]	97,000	96,640.12
Fannie Mae 5.15% due 11/15/2006	50,000	49,895.06
FCAR Owner Trust I 5.25% due 12/1/2006	34,500	34,344.04
Federal Home Loan Bank 5.065%-5.155% due 11/1-12/27/2006	227,100	226,351.27
Freddie Mac 5.07%-5.15% due 11/21/2006-1/23/2007	256,500	254,796.31
Gannett Co. 5.20% due 11/17/2006[2]	39,400	39,303.05
General Dynamics Corp. 5.21% due 11/7/2006[2]	25,000	24,975.03
Harley-Davidson Funding Corp. 5.20% due 12/19-12/27/2006[2]	24,000	23,816.03
Harvard University 5.16%-5.17% due 12/13-12/18/2006	35,000	34,774.04
Hershey Co. 5.19% due 12/8/2006[2]	20,000	19,890.02
IBM Capital Inc. 5.20% due 11/21-12/6/2006[2]	55,000	54,758	>	.14
IBM Corp. 5.16%-5.22% due 12/14-12/18/2006[2]	60,000	59,612
Illinois Tool Works Inc. 5.21%-5.22% due 11/15-12/15/2006	30,300	30,125.04
International Lease Finance Corp. 5.21%-5.23% due 11/8/2006-1/17/2007	145,800	144,901.17
Jupiter Securitization Co., LLC 5.25% due 11/9/2006[2]	75,100	75,001	>	.17
Park Avenue Receivables Co., LLC 5.26% due 12/4/2006[2]	25,000	24,876
Preferred Receivables Funding Corp. 5.26% due 11/15/2006[2]	40,000	39,916
Medtronic Inc. 5.19% due 12/18/2006[2]	15,000	14,897.02

	Principal amount (000)	Market value (000)	Percent of net assets
NetJets Inc. 5.18% due 11/30-12/18/2006[2]	$ 92,760	$ 92,269.11%
Private Export Funding Corp. 5.225%-5.23% due 1/17-1/25/2007[2]	67,000	66,202.08
Procter & Gamble Co. 5.21% due 12/1-12/14/2006[2]	170,000	169,100.20
Scripps (E.W.) Co. 5.21% due 11/16/2006[2]	18,100	18,058.02
Target Corp. 5.20% due 11/20/2006	22,000	21,936.03
Three Pillars Funding, LLC 5.26%-5.27% due 11/1-11/17/2006[2]	95,000	94,837.11
Triple-A One Funding Corp. 5.26% due 11/22-12/18/2006[2]	42,448	42,220.05
UnionBanCal Commercial Funding Corp. 5.24%-5.25% due 11/1-11/6/2006	127,000	126,926.15
USAA Capital Corp. 5.23% due 11/15/2006	25,000	24,948.03
Variable Funding Capital Corp. 5.23%-5.25% due 11/10/2006-1/8/2007[2]	150,000	149,302.18
Wal-Mart Stores Inc. 5.19%-5.205% due 12/5-12/19/2006[2]	121,000	120,230.14

Total short-term securities (cost: $2,937,790,000)		2,937,825	3.54

Total investment securities (cost: $59,553,984,000)		82,640,854	99.70
Other assets less liabilities		244,868.30

Net assets		$82,885,722	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the six months ended October 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 10/31/06 (000)
Limited Brands	19,930,000	—	43,000	19,887,000	$5,972	$586,070

1 Security did not produce income during the last 12 months.
2 Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $1,635,298,000, which represented 1.97% of the net assets of the Fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at October 31, 2006	unaudited

(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market:
Unaffiliated issuers (cost: $59,189,505)	$82,054,784
Affiliated issuer (cost: $364,479)	586,070	$82,640,854
Cash		980
Receivables for:
Sales of investments	337,377
Sales of Fund’s shares	79,978
Dividends and interest	124,870	542,225
		83,184,059
Liabilities:
Payables for:
Purchases of investments	121,052
Repurchases of Fund’s shares	106,972
Management services	16,405
Services provided by affiliates	52,080
Deferred directors’ and advisory board compensation	1,599
Other fees and expenses	229	298,337
Net assets at October 31, 2006		$82,885,722

Net assets consist of:
Capital paid in on shares of capital stock		$57,657,344
Undistributed net investment income		504,962
Undistributed net realized gain		1,636,546
Net unrealized appreciation		23,086,870
Net assets at October 31, 2006		$82,885,722

Total authorized capital stock — 4,000,000 shares, $.001 par value (2,386,069 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$66,972,826	1,926,249	$34.77
Class B	3,139,915	90,852	34.56
Class C	3,252,518	94,285	34.50
Class F	2,893,653	83,393	34.70
Class 529-A	939,585	27,051	34.73
Class 529-B	197,085	5,697	34.59
Class 529-C	326,699	9,448	34.58
Class 529-E	52,158	1,506	34.62
Class 529-F	38,351	1,105	34.69
Class R-1	56,128	1,624	34.57
Class R-2	900,022	26,097	34.49
Class R-3	2,045,136	59,097	34.61
Class R-4	1,034,227	29,822	34.68
Class R-5	1,037,419	29,843	34.76

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $36.89 and $36.85, respectively.

See Notes to Financial Statements

Statement of operations for the six months ended October 31, 2006	unaudited

Investment income:	(dollars in thousands)
Income:
Dividends (net of non-U.S. taxes of $707; also includes $5,972 from affiliate)	$950,134
Interest	63,062	$1,013,196

Fees and expenses*:
Investment advisory services	76,371
Business management services	28,034
Distribution services	124,432
Transfer agent services	26,344
Administrative services	10,159
Reports to shareholders	1,475
Registration statement and prospectus	557
Postage, stationery and supplies	3,738
Directors’ and advisory board compensation	688
Auditing and legal	111
Custodian	196
Other	39
Total fees and expenses before reimbursements/waivers	272,144
Less reimbursements/waivers of fees and expenses:
Investment advisory services	7,637
Business management services	2,804
Administrative services	229
Total fees and expenses after reimbursements/waivers		261,474
Net investment income		751,722

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments (including $232 net gain
from affiliate)		509,915
Net unrealized appreciation on investments		4,490,935
Net realized gain and unrealized appreciation on investments		5,000,850
Net increase in net assets resulting from operations		$5,752,572

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets (dollars in thousands)

	Six months ended October 31, 2006*	Year ended April 30, 2006
Operations:
Net investment income	$751,722	$1,578,232
Net realized gain on investments	509,915	1,992,122
Net unrealized appreciation on investments	4,490,935	5,840,968
Net increase in net assets resulting from operations	5,752,572	9,411,322

Dividends and distributions paid to shareholders:
Dividends from net investment income	(731,361)	(1,464,289)
Distributions from net realized gain on investments	—	(1,051,850)
Total dividends and distributions paid to shareholders	(731,361)	(2,516,139)

Capital share transactions	(1,168,446)	(2,318,017)

Total increase in net assets	3,852,765	4,577,166

Net assets:
Beginning of period	79,032,957	74,455,791
End of period (including undistributed net investment income: $504,962 and $484,601, respectively)	$82,885,722	$79,032,957

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                                                                        unaudited
1. Organization and significant accounting policies

Organization — Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund’s investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica¨ savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund’s share classes are described below:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no Federal income tax provision is required.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Fund’s most recent year end. As of April 30, 2006, the Fund had tax basis undistributed ordinary income of $486,631,000 and undistributed long-term capital gain of $1,156,451,000.

As of October 31, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$23,469,991
Gross unrealized depreciation on investment securities	(413,075)
Net unrealized appreciation on investment securities	23,056,916
Cost of investment securities	59,583,938

The tax character of distributions paid to shareholders was as follows (dollars in thousands):
	Six months ended October 31, 2006			Year ended April 30, 2006
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$619,490	—	$619,490	$1,246,004	$856,631	$2,102,635
Class B	18,106	—	18,106	36,979	41,104	78,083
Class C	17,467	—	17,467	36,207	42,338	78,545
Class F	25,913	—	25,913	50,606	35,323	85,929
Class 529-A	8,083	—	8,083	13,993	10,202	24,195
Class 529-B	983	—	983	1,805	2,293	4,098
Class 529-C	1,632	—	1,632	2,901	3,641	6,542
Class 529-E	381	—	381	662	578	1,240
Class 529-F	355	—	355	531	353	884
Class R-1	284	—	284	468	566	1,034
Class R-2	4,703	—	4,703	8,618	10,244	18,862
Class R-3	15,056	—	15,056	30,347	24,319	54,666
Class R-4	9,197	—	9,197	17,967	12,688	30,655
Class R-5	9,711	—	9,711	17,201	11,570	28,771
Total	$731,361	—	$731,361	$1,464,289	$1,051,850	$2,516,139

3. Fees and transactions with related parties

Business management services — The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.030% on such assets in excess of $77 billion. WMC is currently waiving 10% of business management services fees. During the six months ended October 31, 2006, WMC reduced business management services fees by $2,804,000. As a result, the fee shown on the accompanying financial statements of $28,034,000, which was equivalent to an annualized rate of 0.071%, was reduced to $25,230,000, or 0.064% of average daily net assets. During the six months ended October 31, 2006, WMC paid the Fund’s investment adviser $1,142,000 for performing various fundaccounting services for the Fund and for The American Funds Tax-Exempt Series I, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG) (parent company of WMC), earned $273,000 on its retail sales of shares and distribution plans of the Fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services — Capital Research and Management Company (CRMC), the Fund’s investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Fund’s transfer agent, and American Funds Distributors, Inc.SM (AFD), the principal underwriter of the Fund’s shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended October 31, 2006, total investment advisory services fees waived by CRMC were $7,637,000. As a result, the fee shown on the accompanying financial statements of $76,371,000, which was equivalent to an annualized rate of 0.193%, was reduced to $68,734,000, or 0.174% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services — The Fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the Fund’s behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended October 31, 2006, the total administrative services fees paid by CRMC were $151 and $229,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended October 31, 2006, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$77,509	$25,088	Not applicable	Not applicable	Not applicable
Class B	15,168	1,256	Not applicable	Not applicable	Not applicable
Class C	15,547		$2,063	$318	Not applicable
Class F	3,377		1,167	172	Not applicable
Class 529-A	859		344	58	$434
Class 529-B	924		73	34	93
Class 529-C	1,521	Included in	120	47	152
Class 529-E	121	administrative	19	3	24
Class 529-F	—	services	14	2	17
Class R-1	254		30	11	Not applicable
Class R-2	3,137		618	1,346	Not applicable
Class R-3	4,768		1,340	460	Not applicable
Class R-4	1,247		727	17	Not applicable
Class R-5	Not applicable		448	8	Not applicable
Total	$124,432	$26,344	$6,963	$2,476	$720

Deferred directors’ and advisory board compensation — Since the adoption of the deferred compensation plan in 1994, independent directors and advisory board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Directors’ and advisory board compensation of $688,000, shown on the accompanying financial statements, includes $600,000 in current fees (either paid in cash or deferred) and a net increase of $88,000 in the value of the deferred amounts.

Affiliated officers and directors — All officers and certain directors of the Fund are affiliated with WMC. Officers and affiliated directors do not receive compensation directly from the Fund.

4. Investment transactions

The Fund made purchases and sales of investment securities, excluding short-term securities, of $6,792,236,000 and $8,802,806,000, respectively, during the six months ended October 31, 2006.

5. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended October 31, 2006
Class A	$2,648,037	80,619	$580,319	17,903	$(4,520,186)	(138,152)	$(1,291,830)	(39,630)
Class B	79,058	2,425	17,259	535	(200,584)	(6,158)	(104,267)	(3,198)
Class C	198,517	6,097	16,426	510	(271,656)	(8,374)	(56,713)	(1,767)
Class F	367,817	11,202	22,914	708	(317,376)	(9,698)	73,355	2,212
Class 529-A	73,354	2,241	8,082	249	(31,747)	(970)	49,689	1,520
Class 529-B	9,338	286	983	31	(5,445)	(167)	4,876	150
Class 529-C	26,747	820	1,632	51	(15,991)	(492)	12,388	379
Class 529-E	4,582	140	381	12	(2,437)	(75)	2,526	77
Class 529-F	5,098	156	355	11	(1,060)	(32)	4,393	135
Class R-1	11,114	342	281	9	(5,995)	(183)	5,400	168
Class R-2	121,618	3,736	4,702	146	(92,379)	(2,838)	33,941	1,044
Class R-3	294,422	9,001	15,044	466	(265,249)	(8,132)	44,217	1,335
Class R-4	169,567	5,157	9,196	284	(220,685)	(6,714)	(41,922)	(1,273)
Class R-5	181,447	5,424	9,456	292	(95,402)	(2,930)	95,501	2,786
Total net increase (decrease)	$4,190,716	127,646	$687,030	21,207	$(6,046,192)	(184,915)	$(1,168,446)	(36,062)
Year ended April 30, 2006
Class A	$5,298,942	169,863	$1,984,249	63,236	$(9,900,129)	(316,730)	$(2,616,938)	(83,631)
Class B	197,144	6,359	74,794	2,398	(387,807)	(12,467)	(115,869)	(3,710)
Class C	411,237	13,293	74,370	2,389	(637,968)	(20,562)	(152,361)	(4,880)
Class F	645,258	20,720	77,224	2,466	(812,986)	(26,060)	(90,504)	(2,874)
Class 529-A	169,808	5,447	24,194	771	(59,439)	(1,898)	134,563	4,320
Class 529-B	23,901	770	4,098	131	(10,474)	(336)	17,525	565
Class 529-C	64,090	2,065	6,542	210	(25,102)	(805)	45,530	1,470
Class 529-E	9,853	317	1,240	40	(3,572)	(114)	7,521	243
Class 529-F	9,675	309	884	28	(2,272)	(73)	8,287	264
Class R-1	22,484	725	1,026	33	(14,131)	(455)	9,379	303
Class R-2	297,143	9,596	18,857	606	(191,087)	(6,147)	124,913	4,055
Class R-3	621,188	20,035	54,620	1,748	(659,035)	(21,381)	16,773	402
Class R-4	364,970	11,744	30,654	979	(295,958)	(9,478)	99,666	3,245
Class R-5	373,131	12,027	28,237	900	(207,870)	(6,613)	193,498	6,314
Total net increase (decrease)	$8,508,824	273,270	$2,380,989	75,935	$(13,207,830)	(423,119)	$(2,318,017)	(73,914)

*Includes exchanges between share classes of the Fund.

Financial highlights1
			Income (loss) from investment operations[2]			Dividends and distributions			Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[4]	Ratio of net income (loss) to average net assets
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:	Six months ended 10/31/2006[5]	$32.66	$ .33	$ 2.10	$ 2.43	$(.32)	$ —	$ (.32)	$34.77	7.51%	$66,973	.60%[6]	.57%[6]	1.99%[6]
	Year ended 4/30/2006	29.85	.66	3.20	3.86	(.62)	(.43)	(1.05)	32.66	13.11	64,202.60		.57	2.13
	Year ended 4/30/2005	28.79	.67	1.22	1.89	(.60)	(.23)	(.83)	29.85	6.55	61,185.61		.60	2.24
	Year ended 4/30/2004	23.99	.59	4.94	5.53	(.54)	(.19)	(.73)	28.79	23.19	57,027.64		.64	2.14
	Year ended 4/30/2003	28.37	.55	(4.35)	(3.80)	(.54)	(.04)	(.58)	23.99	(13.36)	43,701.67		.67	2.28
	Year ended 4/30/2002	29.80	.50	(.75)	(.25)	(.54)	(.64)	(1.18)	28.37	(.73)	50,669.65		.65	1.72
Class B:	Six months ended 10/31/2006[5]	32.47	.20	2.09	2.29	(.20)	—	(.20)	34.56	7.09	3,140	1.36[6]	1.34[6]	1.23[6]
	Year ended 4/30/2006	29.69	.42	3.17	3.59	(.38)	(.43)	(.81)	32.47	12.24	3,053	1.37	1.34	1.37
	Year ended 4/30/2005	28.64	.43	1.22	1.65	(.37)	(.23)	(.60)	29.69	5.75	2,902	1.38	1.37	1.47
	Year ended 4/30/2004	23.88	.37	4.92	5.29	(.34)	(.19)	(.53)	28.64	22.25	2,549	1.40	1.40	1.36
	Year ended 4/30/2003	28.25	.36	(4.32)	(3.96)	(.37)	(.04)	(.41)	23.88	(14.01)	1,538	1.45	1.45	1.52
	Year ended 4/30/2002	29.71	.25	(.72)	(.47)	(.35)	(.64)	(.99)	28.25	(1.50)	1,097	1.41	1.41	.88
Class C:	Six months ended 10/31/2006[5]	32.41	.19	2.08	2.27	(.18)	—	(.18)	34.50	7.06	3,253	1.43[6]	1.41[6]	1.15[6]
	Year ended 4/30/2006	29.64	.40	3.16	3.56	(.36)	(.43)	(.79)	32.41	12.15	3,113	1.43	1.41	1.30
	Year ended 4/30/2005	28.59	.41	1.22	1.63	(.35)	(.23)	(.58)	29.64	5.69	2,991	1.46	1.45	1.39
	Year ended 4/30/2004	23.84	.35	4.92	5.27	(.33)	(.19)	(.52)	28.59	22.19	2,460	1.48	1.48	1.27
	Year ended 4/30/2003	28.22	.35	(4.33)	(3.98)	(.36)	(.04)	(.40)	23.84	(14.10)	1,214	1.51	1.51	1.46
	Year ended 4/30/2002	29.70	.21	(.73)	(.52)	(.32)	(.64)	(.96)	28.22	(1.68)	678	1.51	1.51	.72
Class F:	Six months ended 10/31/2006[5]	32.60	.32	2.10	2.42	(.32)	—	(.32)	34.70	7.49	2,894	.63[6]	.60[6]	1.96[6]
	Year ended 4/30/2006	29.80	.65	3.19	3.84	(.61)	(.43)	(1.04)	32.60	13.06	2,646.63		.61	2.10
	Year ended 4/30/2005	28.74	.64	1.22	1.86	(.57)	(.23)	(.80)	29.80	6.47	2,505.69		.68	2.15
	Year ended 4/30/2004	23.95	.56	4.94	5.50	(.52)	(.19)	(.71)	28.74	23.13	1,917.71		.71	2.04
	Year ended 4/30/2003	28.33	.53	(4.34)	(3.81)	(.53)	(.04)	(.57)	23.95	(13.42)	899.74		.74	2.24
	Year ended 4/30/2002	29.79	.42	(.72)	(.30)	(.52)	(.64)	(1.16)	28.33	(.89)	444.78		.78	1.46
Class 529-A:	Six months ended 10/31/2006[5]	32.63	.32	2.09	2.41	(.31)	—	(.31)	34.73	7.45	940	.67[6]	.65[6]	1.91[6]
	Year ended 4/30/2006	29.83	.64	3.19	3.83	(.60)	(.43)	(1.03)	32.63	13.01	833.68		.65	2.05
	Year ended 4/30/2005	28.76	.63	1.23	1.86	(.56)	(.23)	(.79)	29.83	6.47	633.71		.70	2.12
	Year ended 4/30/2004	23.97	.56	4.95	5.51	(.53)	(.19)	(.72)	28.76	23.07	426.71		.71	2.03
	Year ended 4/30/2003	28.36	.54	(4.35)	(3.81)	(.54)	(.04)	(.58)	23.97	(13.38)	199.70		.70	2.29
	Period from 2/15/2002 to 4/30/2002	27.71	.04	.75	.79	(.14)	—	(.14)	28.36	2.82	49.16		.16	.14
Class 529-B:	Six months ended 10/31/2006[5]	32.50	.18	2.09	2.27	(.18)	—	(.18)	34.59	7.01	197	1.50[6]	1.47[6]	1.09[6]
	Year ended 4/30/2006	29.72	.38	3.17	3.55	(.34)	(.43)	(.77)	32.50	12.07	180	1.51	1.48	1.22
	Year ended 4/30/2005	28.68	.38	1.21	1.59	(.32)	(.23)	(.55)	29.72	5.52	148	1.58	1.57	1.26
	Year ended 4/30/2004	23.91	.32	4.96	5.28	(.32)	(.19)	(.51)	28.68	22.08	110	1.59	1.59	1.15
	Year ended 4/30/2003	28.34	.32	(4.35)	(4.03)	(.36)	(.04)	(.40)	23.91	(14.18)	53	1.62	1.62	1.36
	Period from 2/19/2002 to 4/30/2002	27.25	(.01)	1.22	1.21	(.12)	—	(.12)	28.34	4.38	11.30		.30	(.02)
Class 529-C:	Six months ended 10/31/2006[5]	32.49	.18	2.09	2.27	(.18)	—	(.18)	34.58	7.02	327	1.49[6]	1.46[6]	1.09[6]
	Year ended 4/30/2006	29.71	.38	3.18	3.56	(.35)	(.43)	(.78)	32.49	12.10	295	1.50	1.47	1.23
	Year ended 4/30/2005	28.67	.37	1.22	1.59	(.32)	(.23)	(.55)	29.71	5.54	226	1.57	1.56	1.27
	Year ended 4/30/2004	23.91	.32	4.93	5.25	(.30)	(.19)	(.49)	28.67	22.06	156	1.58	1.58	1.15
	Year ended 4/30/2003	28.33	.32	(4.34)	(4.02)	(.36)	(.04)	(.40)	23.91	(14.18)	69	1.61	1.61	1.38
	Period from 2/15/2002 to 4/30/2002	27.71	(.01)	.75	.74	(.12)	—	(.12)	28.33	2.65	15.32		.32	(.03)

			Income (loss) from investment operations[2]			Dividends and distributions			Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[4]	Ratio of net income to average net assets
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-E:	Six months ended 10/31/2006[5]	$32.52	$.26	$ 2.10	$ 2.36	$(.26)	$ —	$ (.26)	$34.62	7.32%	$ 52	.97%[6]	.95%[6]	1.61%[6]
	Year ended 4/30/2006	29.74	.54	3.17	3.71	(.50)	(.43)	(.93)	32.52	12.64	46.98		.96	1.74
	Year ended 4/30/2005	28.69	.53	1.22	1.75	(.47)	(.23)	(.70)	29.74	6.09	35	1.05	1.04	1.79
	Year ended 4/30/2004	23.92	.46	4.94	5.40	(.44)	(.19)	(.63)	28.69	22.68	23	1.06	1.06	1.68
	Year ended 4/30/2003	28.34	.45	(4.35)	(3.90)	(.48)	(.04)	(.52)	23.92	(13.73)	9	1.08	1.08	1.92
	Period from 3/1/2002 to 4/30/2002	28.59	.01	(.13)	(.12)	(.13)	—	(.13)	28.34	(.44)	1.17		.17	.04
Class 529-F:	Six months ended 10/31/2006[5]	32.59	.35	2.09	2.44	(.34)	—	(.34)	34.69	7.56	38	.47[6]	.45[6]	2.10[6]
	Year ended 4/30/2006	29.79	.70	3.18	3.88	(.65)	(.43)	(1.08)	32.59	13.20	32.49		.46	2.24
	Year ended 4/30/2005	28.74	.60	1.22	1.82	(.54)	(.23)	(.77)	29.79	6.35	21.80		.79	2.03
	Year ended 4/30/2004	23.96	.53	4.95	5.48	(.51)	(.19)	(.70)	28.74	23.00	11.81		.81	1.90
	Period from 9/16/2002 to 4/30/2003	23.98	.32	.10	.42	(.40)	(.04)	(.44)	23.96	1.85	3	.82[6]	.82[6]	2.25[6]
Class R-1:	Six months ended 10/31/2006[5]	32.48	.19	2.08	2.27	(.18)	—	(.18)	34.57	7.04	56	1.44[6]	1.41[6]	1.14[6]
	Year ended 4/30/2006	29.71	.39	3.17	3.56	(.36)	(.43)	(.79)	32.48	12.10	47	1.47	1.44	1.26
	Year ended 4/30/2005	28.68	.40	1.21	1.61	(.35)	(.23)	(.58)	29.71	5.62	34	1.50	1.47	1.35
	Year ended 4/30/2004	23.92	.35	4.93	5.28	(.33)	(.19)	(.52)	28.68	22.16	16	1.52	1.49	1.25
	Period from 5/29/2002 to 4/30/2003	28.52	.32	(4.46)	(4.14)	(.42)	(.04)	(.46)	23.92	(14.50)	8	1.71[6]	1.51[6]	1.50[6]
Class R-2:	Six months ended 10/31/2006[5]	32.40	.19	2.08	2.27	(.18)	—	(.18)	34.49	7.06	900	1.50[6]	1.41[6]	1.14[6]
	Year ended 4/30/2006	29.64	.40	3.16	3.56	(.37)	(.43)	(.80)	32.40	12.13	812	1.53	1.41	1.29
	Year ended 4/30/2005	28.60	.41	1.22	1.63	(.36)	(.23)	(.59)	29.64	5.68	622	1.57	1.44	1.38
	Year ended 4/30/2004	23.88	.35	4.91	5.26	(.35)	(.19)	(.54)	28.60	22.12	371	1.69	1.45	1.26
	Period from 5/31/2002 to 4/30/2003	28.46	.33	(4.40)	(4.07)	(.47)	(.04)	(.51)	23.88	(14.29)	96	1.78[6]	1.47[6]	1.58[6]
Class R-3:	Six months ended 10/31/2006[5]	32.51	.27	2.09	2.36	(.26)	—	(.26)	34.61	7.32	2,045	.97[6]	.94[6]	1.62[6]
	Year ended 4/30/2006	29.73	.54	3.18	3.72	(.51)	(.43)	(.94)	32.51	12.68	1,878.97		.94	1.75
	Year ended 4/30/2005	28.68	.56	1.21	1.77	(.49)	(.23)	(.72)	29.73	6.17	1,705.95		.94	1.89
	Year ended 4/30/2004	23.93	.46	4.94	5.40	(.46)	(.19)	(.65)	28.68	22.68	1,009	1.07	1.07	1.63
	Period from 6/4/2002 to 4/30/2003	27.81	.41	(3.74)	(3.33)	(.51)	(.04)	(.55)	23.93	(11.94)	125	1.11[6]	1.09[6]	1.95[6]
Class R-4:	Six months ended 10/31/2006[5]	32.57	.32	2.10	2.42	(.31)	—	(.31)	34.68	7.49	1,034	.68[6]	.65[6]	1.91[6]
	Year ended 4/30/2006	29.78	.64	3.18	3.82	(.60)	(.43)	(1.03)	32.57	13.00	1,013.68		.65	2.06
	Year ended 4/30/2005	28.73	.64	1.22	1.86	(.58)	(.23)	(.81)	29.78	6.46	830.68		.67	2.14
	Year ended 4/30/2004	23.95	.56	4.94	5.50	(.53)	(.19)	(.72)	28.73	23.11	330.70		.70	2.01
	Period from 5/20/2002 to 4/30/2003	28.78	.51	(4.74)	(4.23)	(.56)	(.04)	(.60)	23.95	(14.66)	71	.74[6]	.73[6]	2.32[6]
Class R-5:	Six months ended 10/31/2006[5]	32.65	.36	2.11	2.47	(.36)	—	(.36)	34.76	7.63	1,037	.38[6]	.35[6]	2.20[6]
	Year ended 4/30/2006	29.85	.73	3.19	3.92	(.69)	(.43)	(1.12)	32.65	13.34	883.38		.35	2.34
	Year ended 4/30/2005	28.79	.73	1.22	1.95	(.66)	(.23)	(.89)	29.85	6.78	619.38		.37	2.45
	Year ended 4/30/2004	23.99	.65	4.94	5.59	(.60)	(.19)	(.79)	28.79	23.49	395.39		.39	2.36
	Period from 5/15/2002 to 4/30/2003	28.84	.57	(4.78)	(4.21)	(.60)	(.04)	(.64)	23.99	(14.57)	230	.41[6]	.41[6]	2.51[6]

	Six months ended October 31, 2006[5]

		Year ended April 30
		2006	2005	2004	2003	2002
Portfolio turnover rate for all classes of shares	9%	13%	16%	12%	21%	22%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
5 Unaudited.
6 Annualized.

See Notes to Financial Statements

Expense example                                                                                                                     unaudited

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 through October 31, 2006).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2006	Ending account value 10/31/2006	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,075.12	$2.98	.57%
Class A — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class B — actual return	1,000.00	1,070.88	6.99	1.34
Class B — assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class C — actual return	1,000.00	1,070.60	7.36	1.41
Class C — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class F — actual return	1,000.00	1,074.87	3.14	.60
Class F — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-A — actual return	1,000.00	1,074.51	3.40	.65
Class 529-A — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-B — actual return	1,000.00	1,070.08	7.67	1.47
Class 529-B — assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-C — actual return	1,000.00	1,070.18	7.62	1.46
Class 529-C — assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-E — actual return	1,000.00	1,073.15	4.96	.95
Class 529-E — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-F — actual return	1,000.00	1,075.63	2.35	.45
Class 529-F — assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-1 — actual return	1,000.00	1,070.39	7.36	1.41
Class R-1 — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-2 — actual return	1,000.00	1,070.64	7.36	1.41
Class R-2 — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-3 — actual return	1,000.00	1,073.19	4.91	.94
Class R-3 — assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 — actual return	1,000.00	1,074.91	3.40	.65
Class R-4 — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5 — actual return	1,000.00	1,076.34	1.83	.35
Class R-5 — assumed 5% return	1,000.00	1,023.44	1.79	.35

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement

On June 15, 2006, the Fund’s Board of Directors (the "Board"), including a majority of the Independent Directors, approved the renewal of the Fund’s Investment Advisory Agreement (the "Agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through August 31, 2007. The Board approved renewal of the Agreement following the recommendation of the Contracts Sub-Committee of the Fund’s Governance Committee (the "Committee"), which is comprised of all of the Fund’s Independent Directors. The information, material factors and conclusions that formed the basis for the Committee’s recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, Board members review a wide variety of materials relating to the services provided by CRMC, including: reports on the investment results of the Fund; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the Fund. In addition, the Committee requests and reviews supplementary information, including: extensive materials regarding the Fund’s investment results; advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients); financial and profitability information regarding CRMC; descriptions of various functions, such as compliance monitoring and portfolio trading practices; and information about the personnel providing investment management and other services to the Fund.

Review process — The Committee received assistance and advice regarding legal and industry standards from counsel to the Fund and its Independent Directors. The Committee discussed the renewal of the Agreement with representatives of CRMC, as well as Fund officers, and in a private session with independent legal counsel at which no representatives from CRMC or Fund management were present. In deciding to recommend the renewal of the Agreement, the Committee did not identify any single or particular piece of information that, in isolation, was a controlling factor. This summary describes the more important, but not all, of the factors considered by the Board and the Committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The Board and the Committee considered the depth and quality of CRMC’s investment management process, including: its research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in complex-wide assets under management and in the number of shareholder accounts. The Board and the Committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board and the Committee also considered the benefits to Fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The Board and the Committee considered CRMC’s (or its affiliates’) policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance programs; its efforts to keep the Board members informed; and its attention to matters that may involve potential conflicts of interest with the Fund. The Board and the Committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided to the Fund by CRMC and its affiliates under various agreements with the Fund. Ultimately, the Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and will likely continue to benefit the Fund and its shareholders.

3. Investment results

The Board and the Committee examined both the short-term and long-term investment results of the Fund in light of its primary objective of providing income and growth of principal through investments in quality common stocks. In particular, the Board and the Committee considered analytical data developed by Lipper that compared the performance of the Fund relative to the Lipper Large-Cap Value Funds Index, the Lipper Growth & Income Funds Index and the Standard & Poor’s 500 Composite Index. It was noted that although the Fund underperformed the comparisons in certain one-year periods, its return was superior over the 10-year period. The board also reviewed data that showed the Fund to be less volatile than the market as represented by the S&P 500. The Board and the Committee further noted that the Fund had continued to follow its long-term investment objective and determined that they are satisfied with the Fund’s long-term performance. The Board and the Committee ultimately concluded that CRMC’s record in managing the Fund indicates that its continued advisory services will benefit the Fund and its shareholders.

4. Advisory fees and total expenses

The Board and the Committee reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar mutual funds. In particular, the Board and the Committee reviewed data that compared the median advisory fees of other large-cap value funds, with the advisory fees of the Fund, noting that the Fund’s advisory fees were lower. The Board and Committee also reviewed data comparing expense information on the largest 25 actively-managed funds, regardless of investment classification or objective, and noted that the Fund ranked 8 out of 25 for lowest total expenses and 5 out of 25 when excluding Rule 12b-1 service fees. They also noted that CRMC has voluntarily waived 10% of its advisory fee, which waiver has been in effect since April 2005 and is expected to continue until further review. The Board discussed with representatives of CRMC the purpose of the voluntary fee waiver and the circumstances and process that might lead to its change or removal. Based on the information presented by CRMC, members of the Board and the Committee then determined, in their business judgment, that the fees charged by CRMC are fair and reasonable.

5. Adviser costs, level of profits and economies of scale

The Board and the Committee reviewed information regarding CRMC’s costs of providing services to the American Funds as a whole, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee noted that it had also received information in the past regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the Committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the Fund’s advisory fee structure reduce the level of fees charged by CRMC as the Fund’s assets increase. The fee structure currently includes a series of breakpoints, with the last effective breakpoint when total net assets surpass $89 billion. The Board and the Committee then noted that net assets for the Fund at April 30, 2006 were at approximately $79 billion. The Board and the Committee also considered the impact of the current voluntary 10% advisory fee waiver. The Board and the Committee concluded that the Fund’s cost structure was reasonable and that CRMC was sharing economies of scale with the Fund and its shareholders.

6. Ancillary benefits

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The Board and the Committee reviewed CRMC’s portfolio trading practices, noting that although CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Committee concluded that the nature, extent and quality of the services rendered to the Fund by CRMC supported renewal of the Agreement. The Board and the Committee concluded that the Agreement continues to be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the Fund, and that the renewal of the Agreement is in the best interests of the Fund and its shareholders.

Other share class results                                                               unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2006 (the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00 Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	+6.92%	+6.54%	+6.99%
Not reflecting CDSC	+11.92%	+6.85%	+6.99%
Class C shares — first sold 3/15/01 Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+10.83%	+6.78%	+5.32%
Not reflecting CDSC	+11.83%	+6.78%	+5.32%

Class F shares* — first sold 3/15/01 Not reflecting annual asset-based fee charged by sponsoring firm	+12.74%	+7.60%	+6.15%
Class 529-A shares — first sold 2/15/02 Reflecting 5.75% maximum sales charge	+6.21%	—	+5.77%
Not reflecting maximum sales charge	+12.71%	—	+7.13%
Class 529-B shares — first sold 2/19/02 Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	+6.73%	—	+6.27%
Not reflecting CDSC	+11.73%	—	+6.61%
Class 529-C shares — first sold 2/15/02 Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+10.75%	—	+6.22%
Not reflecting CDSC	+11.75%	—	+6.22%
Class 529-E shares* — first sold 3/1/02	+12.38%	—	+6.10%
Class 529-F shares* — first sold 9/16/02 Not reflecting annual asset-based fee charged by sponsoring firm	+12.87%	—	+11.88%

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details.

* These shares are sold without any initial or contingent deferred sales charge.
  Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Offices of the Fund and of
the business manager
Washington Management
Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent
American Funds Service
Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401

Independent registered
public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.
The Capital Group Companies
American Funds Capital Research and Management Capital International Capital GuardianCapital Bank and Trust
Lit. No. MFGESR-901-1206P Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable to this filing.

ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing.

ITEM 4 - Principal Accountant Fees and Services

Not applicable to this filing.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

The full schedule of investments for the Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Equity Securities by Closed End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the registrant, c/o the registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)	Not applicable to this filing.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By /s/ Jeffrey L. Steele, President and PEO

Date: December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: December 20, 2006

By /s/ Michael W. Stockton, Vice President and Treasurer

Date: December 20, 2006